ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
CitiGo Hotels
Acquisitions
Schedule of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows:

		Amortization Period
Current assets	34
Property and equipment	296	5-12 years
Operating lease right-of-use assets	1,119	Remaining lease terms
Other non-current assets	33
Franchise agreement	61	Remaining contract terms
Brand names	90	Indefinite-life
Goodwill	372
Operating lease liabilities, current	(153)
Other current liabilities	(23)
Operating lease liabilities, non-current	(987)
Other noncurrent liabilities	(5)
Deferred tax liabilities	(33)
Noncontrolling interest	(21)
Total	783

Deutsche Hospitality
Acquisitions
Schedule of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows:

		Amortization Period
Current assets	785
Property and equipment, net	586	2-25 years
Operating lease right-of-use assets	8,616	Remaining lease terms
Financing lease right-of-use assets	1,794	Shorter of estimated useful lives of the assets and the lease terms
Franchise or manachise agreements	270	Remaining contract terms
Brand names	3,873	Indefinite-life
Non-compete agreement	10	2 years
Goodwill	2,694
Deferred tax assets	170
Other non-current assets	280
Operating lease liabilities, current	(296)
Finance lease liabilities, current	(21)
Other current liabilities	(784)
Operating lease liabilities, non-current	(8,553)
Finance lease liabilities, non-current	(2,166)
Other noncurrent liabilities	(330)
Deferred tax liabilities	(1,304)
Total	5,624